Remuneration of Auditors	12 Months Ended
Jun. 30, 2025
Remuneration of Auditors [Abstract]
Remuneration of auditors

17 Remuneration of auditors

During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related audit firms:

(a) Grant Thornton Audit Pty Ltd

(i) Audit and other assurance services

	30 June 2025 $	30 June 2024 $
Audit and review of financial statements	439,394	377,611
Audit of NASDAQ registration	139,327	-
Total remuneration for audit and other assurance services	578,721	377,611